Performance B.4.2. Pension and other long-term employee benefit plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period	5 years
Termination Plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ 37	$ 42
Estimate of contributions expected to be paid to plan in future years	$ 77	$ 81
Weighted average duration of defined benefit obligation	4 years	5 years
Bottom of range | Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period, additional bonus	5 years
Top of range | Long-Service Plans
Disclosure of defined benefit plans [line items]
Requisite service period, additional bonus	40 years